Goodwill and Intangible Assets (Details 3) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2010	Mar. 31, 2009	Mar. 31, 2011
Balance
Goodwill - gross	¥ 453,156	¥ 463,588	¥ 483,292
Accumulated Impairments	(14,287)	(19,630)	(14,287)
Goodwill	438,869	443,958	469,005
Increase (decrease) due to:
Acquisition	47,847	13,425
Sales and dispositions	(257)	(229)
Impairments	0	(1,055)
Translation adjustments	(17,335)	(8,468)
Other	(119)	(8,762)
Consumer, Professional & Devices [Member]
Balance
Goodwill - gross	72,808	73,349	73,992
Accumulated Impairments	(5,620)	(5,620)	(5,620)
Goodwill	67,188	67,729	68,372
Increase (decrease) due to:
Acquisition	1,085	0
Sales and dispositions	0	0
Impairments	0	0
Translation adjustments	(133)	(71)
Other	232	(470)
Networked Products & Services [Member]
Balance
Goodwill - gross	123,881	123,432	123,285
Accumulated Impairments	0	0	0
Goodwill	123,881	123,432	123,285
Increase (decrease) due to:
Acquisition	0	724
Sales and dispositions	(257)	(27)
Impairments	0	0
Translation adjustments	(510)	(249)
Other	171	1
Pictures [Member]
Balance
Goodwill - gross	102,481	107,478	140,584
Accumulated Impairments	0	0	0
Goodwill	102,481	107,478	140,584
Increase (decrease) due to:
Acquisition	46,504	6
Sales and dispositions	0	0
Impairments	0	0
Translation adjustments	(8,401)	(5,427)
Other	0	424
Music [Member]
Balance
Goodwill - gross	110,192	112,963	102,994
Accumulated Impairments	(306)	(306)	(306)
Goodwill	109,886	112,657	102,688
Increase (decrease) due to:
Acquisition	203	7,848
Sales and dispositions	0	0
Impairments	0	0
Translation adjustments	(6,956)	(1,943)
Other	(445)	(8,676)
Financial Services [Member]
Balance
Goodwill - gross	3,020	3,020	3,020
Accumulated Impairments	(706)	0	(706)
Goodwill	2,314	3,020	2,314
Increase (decrease) due to:
Acquisition	0	0
Sales and dispositions	0	0
Impairments	0	(706)
Translation adjustments	0	0
Other	0	0
All Other and Corporate [Member]
Balance
Goodwill - gross	40,774	43,346	39,417
Accumulated Impairments	(7,655)	(13,704)	(7,655)
Goodwill	33,119	29,642	31,762
Increase (decrease) due to:
Acquisition	55	4,847
Sales and dispositions	0	(202)
Impairments	0	(349)
Translation adjustments	(1,335)	(778)
Other	¥ (77)	¥ (41)